Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Aggregate balance - January 1	$ 12,996	$ 13,635
New loans	2,386	189
Repayments	(1,276)	(828)
Aggregate balance - December 31	$ 14,106	$ 12,996